Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
4. Cash and cash equivalents
Cash and cash equivalents includes an amount of $152,102,400 (2016: $151,767,426) that is being held in the Trust Account (see also Note 1) and can be detailed as follows:

in USD	2017	2016

Cash	246,045	4,933
Held-to-maturity investments	151,856,355	151,762,493
Total cash equivalents	152,102,400	151,767,426

The increase in cash held in the trust accounts is mainly explained by interest earned on the amount held in the trust account.
The Held-to-maturity investments represent the fair value at December 31, 2017, of 151,903,000 units of US Treasury bills that will mature on January 10, 2018 and are recognized at amortized cost.
Other cash balances amounting to $447,616 (2016: $1,823,321).  The decrease compared to the preceding accounting year is mainly explained by the settlement in cash of offering expenses and general and administrative expenses.
Including the amount being held in the Trust Account, Cash and cash equivalents amounts to $152,550,016 as of December 31, 2017, compared to $153,590,747 as of December 31, 2016.